7. COMMON SHARES (Details Narrative) - $ / shares	9 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
SHAREHOLDERS' EQUITY
Common stock, authorized	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, issued	13,400,236	12,406,236
Common stock, outstanding	13,400,236	12,406,236
Number of warrants granted	2,200,000
Weighted average exercise price granted	$ .25
Weighted average remaining contractual life of warrants outstanding	1 year 2 months 26 days
Warrant intrinsic value	$ .13